INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of composition of inventories

Details	12.31.2022	12.31.2021
	ThCh$	ThCh$
Raw materials (1)	104,833,902	86,914,422
Finished goods	114,164,680	81,461,680
Spare parts and supplies	27,109,494	23,063,797
Work in progress	216,164	109,467
Other inventories	4,020,372	3,358,474
Obsolescence provision (2)	(4,457,956)	(3,557,634)
Total	245,886,656	191,350,206

The cost of inventory recognized as cost of sales amounts to CLP 1,388,536,599 thousand and CLP 1,192,363,804 thousand as of December 31, 2022 and 2021, respectively.

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)	The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.